Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	September 30, 2013	December 31, 2012
Raw materials and components	$1,134,835	$945,382
Work in process	1,913,229	1,828,687
Finished goods	427,592	321,234
Inventory reserves	(221,026)	(256,512)
	$3,254,630	$2,838,791

A summary of inventory at December 31, 2012 and 2011 is as follows:

	2012	2011
Raw materials	$945,763	$1,534,957
Work in process	471,935	1,070,901
Finished goods	1,677,605	359,540
Inventory reserves	(256,512)	(248,225)
	$2,838,791	$2,717,173